Supplement to the
Fidelity® Advisor Asset Allocation Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.43%	0.47%	0.46%	0.44%
Total annual class operating expensesB	1.28%	1.57%	2.04%	2.02%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.26% and 1.55%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Asset Allocation	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

AAL-02-01 August 15, 2002
1.742446.104

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Asset Allocation - Class A	1.23%
Advisor Asset Allocation - Class T	1.52%
Advisor Asset Allocation - Class B	1.99%
Advisor Asset Allocation - Class C	1.97%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 698	$ 698	$ 504	$ 504	$ 707	$ 207	$ 305	$ 205
3 years	$ 958	$ 958	$ 828	$ 828	$ 940	$ 640	$ 634	$ 634
5 years	$ 1,237	$ 1,237	$ 1,175	$ 1,175	$ 1,298	$ 1,098	$ 1,088	$ 1,088
10 years	$ 2,031	$ 2,031	$ 2,152	$ 2,152	$ 2,082A	$ 2,082A	$ 2,348	$ 2,348

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 15.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 22.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 33.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Asset Allocation Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.37%
Total annual class operating expensesA	0.95%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.90%.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AALI-02-01 August 15, 2002
1.742447.104

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 19.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	0.26%	0.27%	0.32%	0.29%
Total annual class operating expensesB	0.95%	1.21%	1.75%	1.72%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 0.94% and 1.20%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Balanced	1.05%	1/1/99	1.30%	1/1/99	1.80%	1/1/99	1.80%	1/1/99

These arrangements may be discontinued by FMR at any time.

AIG-02-02 August 15, 2002
1.744347.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Balanced - Class A	0.93%
Advisor Balanced - Class T	1.19%
Advisor Balanced - Class B	1.73%
Advisor Balanced - Class C	1.70%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 666	$ 666	$ 469	$ 469	$ 678	$ 178	$ 275	$ 175
3 years	$ 860	$ 860	$ 721	$ 721	$ 851	$ 551	$ 542	$ 542
5 years	$ 1,070	$ 1,070	$ 992	$ 992	$ 1,149	$ 949	$ 933	$ 933
10 years	$ 1,674	$ 1,674	$ 1,765	$ 1,765	$ 1,752A	$ 1,752A	$ 2,030	$ 2,030

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 21.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for John Avery under the heading "Fund Management" in the "Fund Services" section on page 24.

Louis Salemy is vice president and lead manager of Advisor Balanced, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 32.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.40% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.64%.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AIGI-02-02 August 15, 2002
1.744350.106

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 18.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for John Avery under the heading "Fund Management" in the "Fund Services" section on page 21.

Louis Salemy is vice president and lead manager of Advisor Balanced, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.30%	0.26%	0.30%	0.26%
Total annual class operating expensesB	1.15%	1.36%	1.88%	1.84%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.13% and 1.34%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Dividend Growth	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

ADGF-02-01 August 15, 2002
1.756194.103

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Dividend Growth - Class A	1.10%
Advisor Dividend Growth - Class T	1.31%
Advisor Dividend Growth - Class B	1.83%
Advisor Dividend Growth - Class C	1.79%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 685	$ 685	$ 484	$ 484	$ 691	$ 191	$ 287	$ 187
3 years	$ 919	$ 919	$ 766	$ 766	$ 891	$ 591	$ 579	$ 579
5 years	$ 1,172	$ 1,172	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 995	$ 995
10 years	$ 1,892	$ 1,892	$ 1,928	$ 1,928	$ 1,921A	$ 1,921A	$ 2,159	$ 2,159

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Total annual class operating expensesA	0.78%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.74%.

ADGFI-02-01 August 15, 2002
1.756195.103

The following information supplements the information found in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line SM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.31%A	0.56%A	1.00%	1.00%
Other expenses	0.49%	0.41%	0.47%	0.38%
Total annual class operating expensesB	1.38%	1.55%	2.05%	1.96%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.32% and 1.49%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Dynamic Capital Appreciation	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

ARG-02-01 August 15, 2002
1.740924.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Dynamic Capital Appreciation - Class A	1.26%
Advisor Dynamic Capital Appreciation - Class T	1.43%
Advisor Dynamic Capital Appreciation - Class B	1.93%
Advisor Dynamic Capital Appreciation - Class C	1.84%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 707	$ 707	$ 502	$ 502	$ 708	$ 208	$ 299	$ 199
3 years	$ 987	$ 987	$ 822	$ 822	$ 943	$ 643	$ 615	$ 615
5 years	$ 1,287	$ 1,287	$ 1,165	$ 1,165	$ 1,303	$ 1,103	$ 1,057	$ 1,057
10 years	$ 2,137	$ 2,137	$ 2,131	$ 2,131	$ 2,127A	$ 2,127A	$ 2,285	$ 2,285

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Dynamic Capital Appreciation Fund Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.37%
Total annual class operating expensesA	0.95%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.83%.

ARGI-02-01 August 15, 2002
1.740925.106

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the Fidelity® Advisor Equity Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2002 Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
Other expenses	0.29%	0.21%	0.32%	0.26%
Total annual class operating expensesB	1.15%	1.32%	1.90%	1.84%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.12% and 1.29%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Equity Growth	1.20%	1/1/99	1.45%	1/1/99	1.95%	1/1/99	1.95%	1/1/99

These arrangements may be discontinued by FMR at any time.

EPG-02-01 August 15, 2002
1.756213.103

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Equity Growth - Class A	1.09%
Advisor Equity Growth - Class T	1.26%
Advisor Equity Growth - Class B	1.84%
Advisor Equity Growth - Class C	1.78%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 685	$ 685	$ 480	$ 480	$ 693	$ 193	$ 287	$ 187
3 years	$ 919	$ 919	$ 754	$ 754	$ 897	$ 597	$ 579	$ 579
5 years	$ 1,172	$ 1,172	$ 1,048	$ 1,048	$ 1,226	$ 1,026	$ 995	$ 995
10 years	$ 1,892	$ 1,892	$ 1,885	$ 1,885	$ 1,935A	$ 1,935A	$ 2,159	$ 2,159

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.69%.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

EPGI-02-01 August 15, 2002
1.756212.103

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money LineSM To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus
As revised April 11, 2002

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	0.25%	0.24%	0.29%	0.26%
Total annual class operating expensesB	0.99%	1.23%	1.77%	1.74%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 0.98% and 1.22%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Equity Income	1.10%	1/1/99	1.35%	1/1/99	1.85%	1/1/99	1.85%	1/1/99

These arrangements may be discontinued by FMR at any time.

EPI-02-01 August 15, 2002
1.756211.103

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Equity Income - Class A	0.95%
Advisor Equity Income - Class T	1.19%
Advisor Equity Income - Class B	1.72%
Advisor Equity Income - Class C	1.70%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 670	$ 670	$ 471	$ 471	$ 680	$ 180	$ 277	$ 177
3 years	$ 872	$ 872	$ 727	$ 727	$ 857	$ 557	$ 548	$ 548
5 years	$ 1,091	$ 1,091	$ 1,002	$ 1,002	$ 1,159	$ 959	$ 944	$ 944
10 years	$ 1,718	$ 1,718	$ 1,787	$ 1,787	$ 1,782A	$ 1,782A	$ 2,052	$ 2,052

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.25% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.64%.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

EPII-02-02 August 15, 2002
1.756210.104

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
Other expenses	3.00%	2.98%	3.09%	2.97%
Total annual class operating expensesB	3.86%	4.09%	4.67%	4.55%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 3.83% and 4.06%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Equity Value	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

AEV-02-01 August 15, 2002
1.760401.102

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating ExpensesA
Advisor Equity Value - Class A	1.46%
Advisor Equity Value - Class T	1.72%
Advisor Equity Value - Class B	2.19%
Advisor Equity Value - Class C	2.18%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 941	$ 941	$ 746	$ 746	$ 968	$ 468	$ 556	$ 456
3 years	$ 1,685	$ 1,685	$ 1,550	$ 1,550	$ 1,708	$ 1,408	$ 1,374	$ 1,374
5 years	$ 2,447	$ 2,447	$ 2,369	$ 2,369	$ 2,554	$ 2,354	$ 2,301	$ 2,301
10 years	$ 4,427	$ 4,427	$ 4,481	$ 4,481	$ 4,512A	$ 4,512A	$ 4,654	$ 4,654

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 19.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 30.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.03% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	2.86%
Total annual class operating expensesA	3.44%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.18%.

AEVI-02-01 August 15, 2002
1.760402.102

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 13.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 16.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.30%A	0.55%A	1.00%	1.00%
Other expenses	0.95%	1.02%	0.98%	0.93%
Total annual class operating expensesB	1.83%	2.15%	2.56%	2.51%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.78% and 2.10%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Fifty	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

AFIF-02-02 August 15, 2002
1.749940.105

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Fifty - Class A	1.49%A
Advisor Fifty - Class T	1.74%A
Advisor Fifty - Class B	2.19%A
Advisor Fifty - Class C	2.19%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 750	$ 750	$ 560	$ 560	$ 759	$ 259	$ 354	$ 254
3 years	$ 1,177	$ 1,177	$ 999	$ 999	$ 1,096	$ 796	$ 782	$ 782
5 years	$ 1,508	$ 1,508	$ 1,464	$ 1,464	$ 1,560	$ 1,360	$ 1,335	$ 1,335
10 years	$ 2,599	$ 2,599	$ 2,746	$ 2,746	$ 2,634A	$ 2,634A	$ 2,846	$ 2,846

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money LineSM To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 23.

J. Fergus Shiel is vice president and manager of Advisor Fifty Fund, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.05% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.05% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.96%
Total annual class operating expensesA	1.54%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.19%.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AFIFI-02-02 August 15, 2002
1.749941.105

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money LineSM To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	0.30%	0.28%	0.30%	0.27%
Total annual class operating expensesB	1.04%	1.27%	1.78%	1.75%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.03% and 1.26%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Growth & Income	1.20%	2/27/99	1.45%	2/27/99	1.95%	2/27/99	1.95%	2/27/99

These arrangements may be discontinued by FMR at any time.

AGAI-02-02 August 15, 2002
1.737468.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Growth & Income - Class A	1.00%
Advisor Growth & Income - Class T	1.24%
Advisor Growth & Income - Class B	1.75%
Advisor Growth & Income - Class C	1.72%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 675	$ 675	$ 475	$ 475	$ 681	$ 181	$ 278	$ 178
3 years	$ 887	$ 887	$ 739	$ 739	$ 860	$ 560	$ 551	$ 551
5 years	$ 1,116	$ 1,116	$ 1,023	$ 1,023	$ 1,164	$ 964	$ 949	$ 949
10 years	$ 1,773	$ 1,773	$ 1,830	$ 1,830	$ 1,808A	$ 1,808A	$ 2,062	$ 2,062

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

Louis Salemy is vice president and manager of Advisor Growth & Income which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Institutional Class
Management fee	0.48%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Total annual class operating expensesA	0.69%

A Effective February 27, 1999, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.66%.

The following information supplements the information found in the "Buying Shares" section on page 10.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

AGAII-02-02 August 15, 2002
1.741968.105

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

Louis Salemy is vice president and manager of Advisor Growth & Income which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.33%	0.23%	0.37%	0.33%
Total annual class operating expenses	0.80%	0.95%	1.57%	1.53%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 0.78% and 0.93%, respectively.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

GO-02-01 August 15, 2002
1.756209.103

Total Operating Expenses
Advisor Growth & Income - Class A	0.75%
Advisor Growth & Income - Class T	0.90%
Advisor Growth & Income - Class B	1.52%
Advisor Growth & Income - Class C	1.48%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 652	$ 444	$ 444	$ 660	$ 160	$ 256	$ 156
3 years	$ 816	$ 816	$ 642	$ 642	$ 796	$ 496	$ 483	$ 483
5 years	$ 994	$ 994	$ 857	$ 857	$ 1,055	$ 855	$ 834	$ 834
10 years	$ 1,508	$ 1,508	$ 1,476	$ 1,476	$ 1,563A	$ 1,563A	$ 1,824	$ 1,824

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.40% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Total annual class operating expenses	0.40%

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.35%.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

GOI-02-01 August 15, 2002
1.756208.103

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 13.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 16.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor
Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.40%	0.31%	0.40%	0.37%
Total annual class operating expensesB	1.25%	1.41%	1.98%	1.95%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.23% and 1.39%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

LC-02-01 August 15, 2002
1.749194.104

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Large Cap	1.30%	12/1/98	1.55%	12/1/98	2.05%	12/1/98	2.05%	12/1/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating Expenses
Advisor Large Cap - Class A	1.20%
Advisor Large Cap - Class T	1.36%
Advisor Large Cap - Class B	1.92%
Advisor Large Cap - Class C	1.89%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 489	$ 489	$ 701	$ 201	$ 298	$ 198
3 years	$ 949	$ 949	$ 781	$ 781	$ 921	$ 621	$ 612	$ 612
5 years	$ 1,222	$ 1,222	$ 1,094	$ 1,094	$ 1,268	$ 1,068	$ 1,052	$ 1,052
10 years	$ 1,999	$ 1,999	$ 1,982	$ 1,982	$ 2,029A	$ 2,029A	$ 2,275	$ 2,275

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Large Cap Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.80%.

The following information supplements the information found in the "Buying Shares" section on page 10.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

LCI-02-01 August 15, 2002
1.756205.103

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Leveraged Company
Stock Fund
Class A, Class T,
Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	4.85%	4.93%	4.95%	4.86%
Total annual class operating expensesA	5.73%	6.06%	6.58%	6.49%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Leveraged Company Stock	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

ALSF-02-01 August 15, 2002
1.756220.103

Total Operating Expenses
Advisor Leveraged Company Stock - Class A	1.43%A
Advisor Leveraged Company Stock - Class T	1.67%A
Advisor Leveraged Company Stock - Class B	2.18%A
Advisor Leveraged Company Stock - Class C	2.18%A

A After reimbursement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.63%
Distribution and/or Service (12b-1) fees	None
Other expenses	4.84%
Total annual class operating expensesA	5.47%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 1.18%.

ALSFI-02-01 August 15, 2002
1.756219.103

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class oper-ating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.33%A	0.58%A	1.00%	1.00%
Other expenses	0.33%	0.28%	0.35%	0.32%
Total annual class operating expensesB	1.24%	1.44%	1.93%	1.90%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.16% and 1.36%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Mid Cap	1.30%	2 /27/99	1.55%	2/27/99	2.05%	2/27/99	2.05%	2/27/99

These arrangements may be discontinued by FMR at any time.

MC-02-01 August 15, 2002
1.756202.105

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Mid Cap - Class A	1.07%
Advisor Mid Cap - Class T	1.28%
Advisor Mid Cap - Class B	1.77%
Advisor Mid Cap - Class C	1.73%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 694	$ 694	$ 491	$ 491	$ 696	$ 196	$ 293	$ 193
3 years	$ 946	$ 946	$ 790	$ 790	$ 906	$ 606	$ 597	$ 597
5 years	$ 1217	$ 1217	$ 1109	$ 1109	$ 1242	$ 1042	$ 1026	$ 1026
10 years	$ 1989	$ 1989	$ 2014	$ 2014	$ 1991A	$ 1991A	$ 2222	$ 2222

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.08% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.08% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.65%.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

MCI-02-01 August 15, 2002
1.756201.104

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section beginning on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	0.37%	0.35%	0.39%	0.39%
Total annual class operating expensesB	1.36%	1.59%	2.12%	2.07%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.35% and 1.58%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Small Cap	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

ASCF-02-01 August 15, 2002
1.708463.107

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the following table.

Total Operating Expenses
Advisor Small Cap - Class A	1.34%
Advisor Small Cap - Class T	1.57%
Advisor Small Cap - Class B	2.09%
Advisor Small Cap - Class C	2.04%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 706	$ 706	$ 506	$ 506	$ 715	$ 215	$ 310	$ 210
3 years	$ 981	$ 981	$ 834	$ 834	$ 964	$ 664	$ 649	$ 649
5 years	$ 1,277	$ 1,277	$ 1,185	$ 1,185	$ 1,339	$ 1,139	$ 1,114	$ 1,114
10 years	$ 2,116	$ 2,116	$ 2,173	$ 2,173	$ 2,167A	$ 2,167A	$ 2,400	$ 2,400

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section beginning on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual class operating expensesA	0.96%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.94%.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ASCFI-02-01 August 15, 2002
1.708464.107

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.87%	1.02%	0.86%	0.89%
Total annual class operating expensesB	1.72%	2.12%	2.44%	2.47%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.70% and 2.10%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Strategic Growth	1.30%	12/1/98	1.55%	12/1/98	2.05%	12/1/98	2.05%	12/1/98

These arrangements may be discontinued by FMR at any time.

ATQG-02-01 August 15, 2002
1.756215.105

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Strategic Growth - Class A	1.26%A
Advisor Strategic Growth - Class T	1.50%A
Advisor Strategic Growth - Class B	1.99%A
Advisor Strategic Growth - Class C	1.98%A

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 740	$ 740	$ 558	$ 558	$ 747	$ 247	$ 350	$ 250
3 years	$ 1,086	$ 1,086	$ 991	$ 991	$ 1,061	$ 761	$ 770	$ 770
5 years	$ 1,455	$ 1,455	$ 1,449	$ 1,449	$ 1,501	$ 1,301	$ 1,316	$ 1,316
10 years	$ 2,488	$ 2,488	$ 2,716	$ 2,716	$ 2,515A	$ 2,515A	$ 2,806	$ 2,806

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money LineSM to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Strategic Growth Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 0.98%.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money LineSM to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

ATQGI-02-01 August 15, 2002
1.756214.106

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2002
As revised
April 11, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.35%	0.29%	0.36%	0.32%B
Total annual class operating expensesC	1.19%	1.38%	1.93%	1.89%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.17% and 1.36%, respectively.

B Estimated.

C FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Value Strategies	1.30%	2/27/99	1.55%	2/27/99	2.05%	2/27/99	2.05%	8/16/01

These arrangements may be discontinued by FMR at any time.

SO-02-01 August 15, 2002
1.751427.104

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor Value Strategies - Class A	1.16%
Advisor Value Strategies - Class T	1.34%
Advisor Value Strategies - Class B	1.90%
Advisor Value Strategies - Class C	1.87%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 689	$ 689	$ 486	$ 486	$ 696	$ 196	$ 292	$ 192
3 years	$ 931	$ 931	$ 772	$ 772	$ 906	$ 606	$ 594	$ 594
5 years	$ 1,192	$ 1,192	$ 1,079	$ 1,079	$ 1,242	$ 1,042	$ 1,021	$ 1,021
10 years	$ 1,935	$ 1,935	$ 1,949	$ 1,949	$ 1,972A	$ 1,972A	$ 2,212	$ 2,212

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 21.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 32.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.40% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Initial Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.75%.

SOI-02-01 August 15, 2002
1.708013.112

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.81%.

The following information supplements the information found in the "Buying Shares" section on page 10.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

ISO-02-01 August 15, 2002
1.751426.104

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

SUPPLEMENT TO THE

FIDELITY® ADVISOR AGGRESSIVE GROWTH FUND, FIDELITY ADVISOR ASSET ALLOCATION FUND, FIDELITY ADVISOR BALANCED FUND, FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR EQUITY VALUE FUND, FIDELITY ADVISOR FIFTY FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR STRATEGIC GROWTH FUND (FORMERLY FIDELITY® ADVISOR TECHNOQUANT® GROWTH FUND), AND FIDELITY ADVISOR VALUE STRATEGIES FUND
Class A, Class T, Class B, Class C, Institutional Class, and Initial Class
Funds of Fidelity Advisor Series I and Fidelity Securities Fund

January 29, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found in the "Portfolio Transactions" section on page 31.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

ACOM11B-02-01 August 15, 2002
1.739097.109

For Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, and Advisor Value Strategies, the following information supplements the information found under the heading "Institutional Class Shares Only" in the "Buying, Selling, and Exchanging Information" section beginning on page 88.

Institutional Class shares are offered to:

9. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces the fourth through fifteenth paragraphs found in the "Distribution Services" section beginning on page 110.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.